Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory, Current

The Company’s inventories consist primarily of products to be sold to customers and packing materials as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Products	454,548	534,061	73,166
Packing materials and others	17,324	19,540	2,677
Total	471,872	553,601	75,843